Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Xoma US LLC [Member] - Royalty Purchase Agreement [Member] $ in Millions	1 Months Ended
Mar. 31, 2021 USD ($)
Subsequent Event [Line Items]
Upfront payment received	$ 13.5
Pre-commercialization Event Based Milestone [Member]
Subsequent Event [Line Items]
Milestone payment receivable	$ 20.0